Income taxes	12 Months Ended
Dec. 31, 2013
Income taxes

7    Income taxes

The following is a summary of the major components of the Company’s income tax expense:

(in millions of Canadian dollars)	2013	2012	2011

Current income tax expense (recovery)(1)	$38	$12	$(60)

Deferred income tax expense
Origination and reversal of temporary differences	183	144	194
Effect of tax rate increases	7	11	–
Effect of hedge of net investment in foreign subsidiaries	29	(9)	8
Tax credits	–	(4)	(15)
Other	(7)	(2)	–

Total deferred income tax expense	212	140	187

Total income taxes	$250	$152	$127

Income before income tax expense
Canada	$1,019	$464	$430
Foreign	106	172	267

Total income before income tax expense	$1,125	$636	$697

Income tax expense (recovery)
Current
Canada	$4	$6	$(59)
Foreign	34	6	(1)

Total current income tax expense (recovery)	38	12	(60)

Deferred
Canada	256	120	115
Foreign	(44)	20	72

Total deferred income tax expense	212	140	187

Total income taxes	$250	$152	$127

(1) Current income tax recovery in 2011 includes a reduction to the Company’s uncertain tax positions.

The provision for deferred income taxes arises from temporary differences in the carrying values of assets and liabilities for financial statement and income tax purposes and the effect of loss carry forwards. The items comprising the deferred income tax assets and liabilities are as follows:

(in millions of Canadian dollars)	2013	2012

Deferred income tax assets
Restructuring liability	$16	$24
Amount related to tax losses carried forward	96	322
Liabilities carrying value in excess of tax basis	66	295
Future environmental remediation costs	31	31
Tax credits carried forward including minimum tax	72	122
Other	46	71

Total deferred income tax assets	327	865

(in millions of Canadian dollars)	2013	2012

Deferred income tax liabilities
Properties carrying value in excess of tax basis	2,847	2,676
Other long-term assets carrying value in excess of tax basis	9	7
Other	30	20

Total deferred income tax liabilities	2,886	2,703

Total net deferred income tax liabilities	2,559	1,838
Current deferred income tax assets	344	254

Long-term deferred income tax liabilities	$2,903	$2,092

The Company’s consolidated effective income tax rate differs from the expected statutory tax rates. Expected income tax expense at statutory rates is reconciled to income tax expense as follows:

(in millions of Canadian dollars, except percentage)	2013	2012	2011

Statutory federal and provincial income tax rate	26.32%	26.09%	28.75%

Expected income tax expense at Canadian enacted statutory tax rates	$296	$166	$200
Increase (decrease) in taxes resulting from:
Items not subject to tax	(6)	(4)	(3)
Canadian tax rate differentials	(1)	(1)	(8)
Foreign tax rate differentials	(36)	(17)	(4)
Effect of tax rate increases	7	11	–
Tax credits	–	(4)	(15)
Other(1)	(10)	1	(43)

Income tax expense	$250	$152	$127

(1) Substantially all amounts relate to uncertain tax positions.

The Company has no unrecognized tax benefits from capital losses at December 31, 2013 and 2012.

The Company has not provided a deferred liability for the income taxes, if any, which might become payable on any temporary difference associated with its foreign investments because the Company intends to indefinitely reinvest in its foreign investments and has no intention to realize this difference by a sale of its interest in foreign investments.

During the third quarter of 2013, legislation was enacted to increase the province of British Columbia’s corporate income tax rate. As a result, the Company recalculated its deferred income taxes as at January 1, 2013 based on this change and recorded an income tax expense of $7 million in the third quarter of 2013.

During the second quarter of 2012, legislation was enacted to cancel the previously planned province of Ontario’s corporate income tax rate reductions. As a result of these changes, the Company recorded an income tax expense of $11 million in the second quarter of 2012, based on its deferred income tax balances as at December 31, 2011.

At December 31, 2013, the Company had income tax operating losses carried forward of $339 million, which have been recognized as a deferred tax asset. Certain of these losses carried forward will begin to expire in 2015, with the majority expiring between 2029 and 2031. The Company also has minimum tax credits of approximately $47 million that will begin to expire in 2016 as well as investment tax credits of $40 million, certain of which will begin to expire in 2018, and track maintenance credits of $16 million which will begin to expire in 2032.

It is more likely than not that the Company will realize the majority of its deferred income tax assets from the generation of future taxable income, as the payments for provisions, reserves and accruals are made and losses and tax credits carried forward are utilized.

The following table provides a reconciliation of uncertain tax positions in relation to unrecognized tax benefits for Canada and the United States for the year ended December 31, 2013:

(in millions of Canadian dollars)	2013	2012	2011

Unrecognized tax benefits at January 1	$19	$19	$60
Increase in unrecognized:
Tax benefits related to the current year	4	2	3
Gross uncertain tax benefits related to prior years	–	–	1
Dispositions:
Gross uncertain tax benefits related to prior years	(7)	(2)	(45)

Unrecognized tax benefits at December 31	$16	$19	$19

If these uncertain tax positions were recognized, all of the amount of unrecognized tax positions as at December 31, 2013 would impact the Company’s effective tax rate.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits as a component of income tax expense in the Company’s Consolidated Statement of Income. The total amount of accrued interest and penalties in 2013 was a credit of $1 million (2012 – $nil; 2011 – credit of $15 million). The total amount of accrued interest and penalties associated with the unrecognized tax benefit at December 31, 2013 was $4 million (2012 – $5 million; 2011 – $5 million).

The Company and its subsidiaries are subject to either Canadian federal and provincial income tax, U.S. federal, state and local income tax, or the relevant income tax in other international jurisdictions. The Company has substantially concluded all Canadian federal and provincial income tax matters for the years through 2009. The federal and provincial income tax returns filed for 2010 and subsequent years remain subject to examination by the taxation authorities.

All U.S. federal income tax returns and generally all U.S. state and local income tax returns are closed to 2006. The income tax returns for 2007 and subsequent years continue to remain subject to examination by the taxation authorities.

The Company does not anticipate any material changes to the unrecognized tax benefits previously disclosed within the next twelve months as at December 31, 2013.